Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information [Abstract]
Segment Information
31.	Segment Information

The Company has three reportable operating segments. The segments are grouped with references to the types of services provided and the types of clients that use those services. As TTB and its subsidiaries and VIEs conduct business under the three segments, the total sales and costs are divided accordingly into three segmental portions. The Company's Chief Executive Officer is the chief operating decision maker, and he assesses each segment's performance based on net revenues and gross profit on contribution margin. The three reportable operating segments are:

Segment 1: Water, Wastewater Treatment and Municipal Infrastructure

Municipal water supply and distribution, wastewater treatment and gray water reuse engineering, procurement, and construction (EPC), build-transfer (BT); proprietary process control systems, process equipment integrated, and proprietary odor control systems, and other municipal facilities engineering, operation management, and related infrastructure construction projects.

Segment 2: Water Resource Management System and Engineering Service

Water resources protection and allocation, flood control and forecasting, irrigation systems, related system integration, proprietary hardware and software products, etc. As of October 28, 2014, operations in this segment ceased.

Segment 3: Industrial Pollution Control and Safety Water Resource

Provide systems for volatile organic compounds (VOC) abatement, odor control, water and wastewater treatment, water recycling facilities design, engineering, procurement and construction for oil, gas, petrochemical and power industries, safety and clean production technologies for oil, gas exploration and pipeline.

The operating results by segment are as follows:

For Years ended December 31,
	Segment 1			Segment 2			Segment 3			Total
	2014	2013	2012	2014	2013	2012	2014	2013	2012	2014	2013	2012
Revenues	$1,917,266	7,611,026	25,980,724	4,813,356	17,673,756	22,306,044	1,040,953	15,361,765	14,286,035	7,771,575	40,646,547	62,572,803
Cost of revenues	1,373,321	5,576,866	20,448,709	4,420,154	13,717,600	16,487,906	1,130,144	13,237,500	10,577,964	6,923,619	32,531,966	47,514,579
Operating expenses:
Selling and Marketing Expenses	482,736	906,804	1,346,688	758,093	1,549,653	1,903,564	28,641	685,045	898,609	1,269,470	3,141,502	4,148,861
General and Administrative Expenses	3,144,917	10,130,000	7,274,903	4,640,276	2,272,520	2,840,874	1,267,759	2,901,917	3,788,647	9,052,952	15,304,437	13,904,424
Research and Development	249,342	354,247	104,648	401,119	1,299,961	70,078	-	178,031	-	650,461	1,832,239	174,726
Total operating expenses	3,876,995	11,391,051	8,726,239	5,799,488	5,122,134	4,814,516	1,296,400	3,764,993	4,687,256	10,972,883	20,278,178	18,228,011
Other income (expenses), net	1,972,302	(2,717,771)	120,685	(150,150)	(355,385)	(232,095)	(3,660)	(97,652)	(21,497)	1,818,492	(3,170,808)	(132,905)
Income (loss) before income taxes	$(1,360,748)	(12,074,662)	3,073,537	(5,556,436)	(1,521,363)	771,527	(1,389,251)	(1,738,380)	(1,000,682)	$(8,306,435)	(15,334,405)	(3,302,692)

Assets by Segment

The Company evaluates its assets by segment to generate information needed for internal control, resource allocation and performance assessment. This information also helps management to establish a basis for asset realization, determine insurance coverage, assess risk exposure, and meet requirements for external financial reporting.

Segment assets of the Company are as follows :

Segment Assets	Segment 1	Segment 2(1)	Segment 3(2)	Total
As of December 31, 2014	$69,168,261	$-	$37,910,439	$107,078,700
As of December 31, 2013	$63,328,422	$32,178,589	$41,292,878	$136,799,889
(1)	Yuanjie was deconsolidated on April 21, 2014. Yanyu was deconsolidated on October 28, 2014.
(2)	BSST was deconsolidated on November 27, 2013.